PENSION AND OTHER RETIREMENTS BENEFITS - Assumptions for Benefit Obligations (Details) - Pension Plan	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019
Defined Benefit Plan, Funded Plan
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	2.61%	2.85%	3.25%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.85%	3.25%	4.25%
Expected long-term rate of return on plan assets	5.25%	5.50%	5.75%
Rate of compensation increase	0.00%	0.00%	3.50%
Defined Benefit Plan, Unfunded Plan
Weighted-average assumptions used to determine benefit obligation at year end:
Discount rate	2.42%	2.64%	3.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted-average assumptions used to determine net periodic benefit cost:
Discount rate	2.64%	3.25%	4.25%
Rate of compensation increase	3.50%	3.50%	3.50%